Right of use (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	R$ 124,039	R$ 102,190
Addition	23,616	72,997
Amortization	(45,441)	(29,445)
Write-offs	(384)	(21,703)
Exchange variation	(175)
Ending Balance	101,655	124,039
Short-term and low-value contracts	R$ 502
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Average annual depreciation rate	10.00%
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Average annual depreciation rate	33.00%
Right of use
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	R$ 73,482	90,924
Addition	19,403	14,269
Amortization	(12,864)	(10,895)
Write-offs	(384)	(20,816)
Exchange variation	(175)
Ending Balance	79,462	73,482
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	5,180	872
Addition		4,629
Amortization	(1,009)	(284)
Write-offs		(37)
Ending Balance	4,171	5,180
Cloud
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	45,377	10,394
Addition	4,213	54,099
Amortization	(31,568)	(18,266)
Write-offs		(850)
Ending Balance	R$ 18,022	R$ 45,377